Vessels, Port Terminal and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2019
Vessels, Port Terminals and other fixed assets

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$2,524,610	$(626,155)	$1,898,455
Additions	3,350	(44,826)	(41,476)
Impairment losses	(78,390)	57,513	(20,877)
Vessel disposals	(25,170)	—	(25,170)
Vessel Acquisition	53,097	(341)	52,756
Write-off	(2,553)	1,273	(1,280)
Balance June 30, 2019	$2,474,944	$(612,536)	$1,862,408